Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income tax [Line Items]
Valuation allowance on deferred tax assets	$ 23,731		$ 18,832	$ 9,551
Increase decrease in valuation allowance on deferred tax assets			$ 9,281
Effective tax rate	0.45%	0.70%	0.00%	0.00%
U.S. statutory rate	21.00%		21.00%	21.00%
Deferred tax assets net	$ 23,731		$ 21
Tax Year 2017 [Member]
Income tax [Line Items]
Open tax year			2017
Domestic Tax Authority [Member]
Income tax [Line Items]
Net operating losses carry forward			$ 49,536
Interest expense carry forward			556
State and Local Jurisdiction [Member] | Year Two Thousand And Thirty Eight To Two Thousand And Fourty [Member]
Income tax [Line Items]
Net operating losses carry forward			$ 46,326